Party-in-Interest Transactions (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, common stock value	$ 255,912,288	$ 211,089,047
SPS Commerce, Inc. common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of common stock (in shares)	120,207	105,326
Investment, common stock value	$ 10,714,050	$ 19,378,857